UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21411

Investment Company Act File Number

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Floating-Rate Trust

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 138.9%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.9%
Accudyne Industries, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing August 16, 2024		698	$705,295
IAP Worldwide Services, Inc.
Revolving Loan, 1.39%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)		311	311,481
Term Loan - Second Lien, 8.19%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		416	338,155
TransDigm, Inc.
Term Loan, 4.36%, (USD LIBOR + 2.75%), Maturing June 9, 2023(4)		6,040	6,098,937
Term Loan, 4.67%, (USD LIBOR + 3.00%), Maturing August 22, 2024(4)		2,577	2,602,758
Wesco Aircraft Hardware Corp.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		914	898,066

			$10,954,692

Automotive — 2.9%
Allison Transmission, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing September 23, 2022		1	$1,443
American Axle and Manufacturing, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		3,029	3,044,492
Apro, LLC
Term Loan, 5.56%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		269	272,300
Belron Finance US, LLC
Term Loan, 3.89%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		525	531,891
Chassix, Inc.
Term Loan, 7.06%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		675	668,250
CS Intermediate Holdco 2, LLC
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023		594	598,612
Dayco Products, LLC
Term Loan, 6.48%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023		1,020	1,036,448
DexKo Global, Inc.
Term Loan, Maturing July 24, 2024(5)	EUR	270	337,040
Term Loan, Maturing July 24, 2024(5)	EUR	675	842,600
FCA US, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		1,209	1,213,572
Federal-Mogul Holdings Corporation
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		3,005	3,032,440
Horizon Global Corporation
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		350	353,559
Sage Automotive Interiors, Inc.
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		718	726,273
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	782	977,567
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		957	964,888

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Tower Automotive Holdings USA, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	1,330	$1,339,172
Visteon Corporation
Term Loan, 3.41%, (3 mo. USD LIBOR + 2.00%), Maturing March 24, 2024	627	632,080

		$16,572,627

Beverage and Tobacco — 0.8%
Arterra Wines Canada, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,129	$2,149,785
Flavors Holdings, Inc.
Term Loan, 7.44%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	1,099	1,006,030
Term Loan - Second Lien, 11.69%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	1,000	775,000
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(5)	350	351,969

		$4,282,784

Brokerage/Securities Dealers/Investment Houses — 0.9%
Aretec Group, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020	1,430	$1,436,789
Term Loan - Second Lien, 7.07%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 5.07% PIK)), Maturing May 23, 2021	2,326	2,334,395
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.27%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023	550	560,312
Salient Partners L.P.
Term Loan, 10.06%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021	699	678,030

		$5,009,526

Building and Development — 3.3%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023	2,655	$2,678,720
Beacon Roofing Supply, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	575	579,877
Core & Main L.P.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	748	753,969
CPG International, Inc.
Term Loan, 5.59%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	1,880	1,902,638
DTZ U.S. Borrower, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	3,838	3,845,792
Henry Company, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	397	403,948
Quikrete Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	2,524	2,541,391
RE/MAX International, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,844	1,838,523
Realogy Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 20, 2022	564	569,784
Summit Materials Companies I, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing November 11, 2024	600	605,437
Werner FinCo L.P.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,098	1,102,118

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WireCo WorldGroup, Inc.
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023		568	$572,076
Term Loan - Second Lien, 10.48%, (3 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		1,350	1,356,750

			$18,751,023

Business Equipment and Services — 12.2%
Acosta Holdco, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		2,947	$2,572,342
AlixPartners, LLP
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		1,911	1,926,684
Altisource Solutions S.a.r.l.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020		1,248	1,247,775
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		522	530,048
Brickman Group Ltd., LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing December 18, 2020		778	784,140
Camelot UK Holdco Limited
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		1,936	1,955,039
Cast and Crew Payroll, LLC
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing September 27, 2024		397	400,727
Change Healthcare Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		6,476	6,520,080
Corporate Capital Trust, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		914	919,495
CPM Holdings, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022		269	273,055
Crossmark Holdings, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		1,132	582,673
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		1,269	1,276,554
EAB Global, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2024		1,275	1,284,562
Education Management, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(3)		225	106,640
Term Loan, 0.00%, (3 mo. USD Prime + 8.50%), Maturing July 2, 2020(3)(7)		505	0
EIG Investors Corp.
Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023		3,311	3,343,035
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		375	378,750
Extreme Reach, Inc.
Term Loan, 7.95%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		2,173	2,173,025
First Data Corporation
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		2,405	2,422,541
Garda World Security Corporation
Term Loan, 4.97%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		1,913	1,931,119
Term Loan, 5.65%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	868	711,342
Global Payments, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 21, 2023		917	924,115
GreenSky Holdings, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024		1,621	1,631,068

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
IG Investment Holdings, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021		2,195	$2,225,203
Information Resources, Inc.
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		844	850,743
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (2 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	2,075	2,598,222
J.D. Power and Associates
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		3,268	3,297,050
KAR Auction Services, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		1,731	1,745,895
Kronos Incorporated
Term Loan, 4.90%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023		5,792	5,849,804
LegalZoom.com, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.50%), Maturing November 21, 2024		725	729,531
Term Loan - Second Lien, 9.94%, (3 mo. USD LIBOR + 8.50%), Maturing November 21, 2025		550	544,500
Monitronics International, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		2,166	2,171,134
PGX Holdings, Inc.
Term Loan, 6.83%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,220	1,195,814
Prime Security Services Borrower, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		2,650	2,676,195
Red Ventures, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		1,197	1,212,462
SMG (Stadium Management Group)
Term Loan, 4.89%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025		225	227,812
Spin Holdco, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing November 14, 2022		3,194	3,224,833
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 2, 2024	EUR	1,275	1,592,004
Tempo Acquisition, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		846	851,036
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021		1,088	1,093,422
Vantiv, LLC
Term Loan, 3.56%, (3 mo. USD LIBOR + 2.00%), Maturing August 9, 2024		1,250	1,259,722
Vestcom Parent Holdings, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		495	499,950
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		249	251,086
West Corporation
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		1,075	1,088,437

			$69,079,664

Cable and Satellite Television — 6.1%
Charter Communications Operating, LLC
Term Loan, 3.58%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		3,525	$3,550,888
CSC Holdings, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,530	3,545,092
Term Loan, 4.14%, (3 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		1,250	1,259,635

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	447	$536,101
Term Loan, 4.52%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		1,836	1,773,390
Radiate Holdco, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		695	697,645
Term Loan, Maturing February 1, 2024(5)		1,175	1,178,763
Telenet Financing USD, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		1,850	1,864,452
Unitymedia Finance, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		950	954,454
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	1,000	1,247,370
UPC Financing Partnership
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		2,400	2,415,499
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	2,000	2,492,875
Virgin Media Bristol, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		6,725	6,770,636
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,200	2,741,696
Ziggo Secured Finance Partnership
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		3,475	3,477,794

			$34,506,290

Chemicals and Plastics — 6.7%
Alpha 3 B.V.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		547	$552,517
Aruba Investments, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		985	986,314
Ashland, Inc.
Term Loan, 3.57%, (USD LIBOR + 2.00%), Maturing May 17, 2024(4)		572	578,204
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024		2,646	2,667,636
Chemours Company (The)
Term Loan, 3.00%, (1 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing May 12, 2022	EUR	632	792,931
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2022		305	308,433
Emerald Performance Materials, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		504	509,001
Term Loan - Second Lien, 9.32%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		550	551,604
Ferro Corporation
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024		422	425,372
Flint Group GmbH
Term Loan, 4.74%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		144	136,787
Flint Group US, LLC
Term Loan, 4.74%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		872	827,448
Gemini HDPE, LLC
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		2,172	2,189,246
H.B. Fuller Company
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing October 20, 2024		1,970	1,987,984
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	2,975	3,693,610

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kraton Polymers, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022		1,271	$1,287,302
MacDermid, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		1,050	1,058,815
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		2,618	2,641,666
Minerals Technologies, Inc.
Term Loan, 3.85%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		869	879,553
Orion Engineered Carbons GmbH
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2024		1,127	1,134,402
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing July 31, 2024	EUR	758	949,579
PolyOne Corporation
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing November 11, 2022		490	494,597
PQ Corporation
Term Loan, 5.02%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022		2,167	2,181,742
Term Loan, Maturing February 8, 2025(5)		800	807,286
Solenis International L.P.
Term Loan, 4.50%, (3 mo. EURIBOR + 3.50%, Floor 1.00%), Maturing July 31, 2021	EUR	943	1,177,757
Term Loan, 4.73%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021		290	290,817
Sonneborn Refined Products B.V.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		65	65,107
Sonneborn, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		369	368,939
Spectrum Plastics Group, Inc
Term Loan, Maturing January 17, 2025(5)		34	34,087
Term Loan, Maturing January 17, 2025(5)		341	344,662
Trinseo Materials Operating S.C.A.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing September 6, 2024		318	321,318
Tronox Blocked Borrower, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		1,020	1,031,700
Tronox Finance, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		2,355	2,380,847
Unifrax Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		547	552,726
Univar, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		3,177	3,212,591
Venator Materials Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		374	376,167

			$37,798,747

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		249	$250,305

			$250,305

Containers and Glass Products — 3.6%
Berry Plastics Group, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022		837	$843,977
BWAY Holding Company
Term Loan, 4.96%, (USD LIBOR + 3.25%), Maturing April 3, 2024(4)		970	979,018
Consolidated Container Company, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024		374	377,024

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flex Acquisition Company, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		3,102	$3,126,440
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,530	1,899,423
Libbey Glass, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		1,077	1,063,120
Pelican Products, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing April 11, 2020		357	359,849
Reynolds Group Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		5,293	5,338,022
Ring Container Technologies Group, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		725	729,984
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 13, 2022	EUR	1,945	2,431,718
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022		1,101	1,111,064
Tekni-Plex, Inc.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 17, 2024	EUR	1,375	1,720,788
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		300	302,437

			$20,282,864

Cosmetics/Toiletries — 0.7%
Coty, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022		860	$867,244
Galleria Co.
Term Loan, 4.63%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023		1,721	1,737,894
KIK Custom Products, Inc.
Term Loan, 6.17%, (3 mo. USD LIBOR + 4.50%), Maturing August 26, 2022		1,445	1,462,632

			$4,067,770

Drugs — 5.5%
Albany Molecular Research, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		798	$802,988
Term Loan - Second Lien, 8.57%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025		500	500,625
Alkermes, Inc.
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.75%), Maturing September 25, 2021		356	359,320
Amneal Pharmaceuticals, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019		3,111	3,125,721
Arbor Pharmaceuticals, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		2,769	2,818,733
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		4,677	4,695,987
Horizon Pharma, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024		3,356	3,377,938
Jaguar Holding Company II
Term Loan, 4.39%, (USD LIBOR + 2.75%), Maturing August 18, 2022(4)		6,604	6,656,069
Mallinckrodt International Finance S.A.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		2,492	2,489,622
PharMerica Corporation
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		775	783,558
Term Loan - Second Lien, 9.31%, (3 mo. USD LIBOR + 7.75%), Maturing December 7, 2025		400	404,500

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022		5,078	$5,159,251

			$31,174,312

Ecological Services and Equipment — 1.4%
Advanced Disposal Services, Inc.
Term Loan, 3.72%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		2,068	$2,085,139
Charah, LLC
Term Loan, 7.71%, (3 mo. USD LIBOR + 6.25%), Maturing October 25, 2024		650	658,937
EnergySolutions, LLC
Term Loan, 6.45%, (3 mo. USD LIBOR + 4.75%), Maturing May 29, 2020		2,676	2,736,460
GFL Environmental, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023		839	845,670
Term Loan, 5.27%, (3 mo. USD LIBOR + 3.75%), Maturing September 29, 2023	CAD	1,383	1,132,414
Wrangler Buyer Corp.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024		525	529,758

			$7,988,378

Electronics/Electrical — 14.5%
Almonde, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		2,618	$2,636,848
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021		484	474,563
Applied Systems, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		2,244	2,269,974
Aptean, Inc.
Term Loan, 5.95%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		2,506	2,524,858
Avast Software B.V.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023		1,878	1,893,378
Barracuda Networks, Inc.
Term Loan, Maturing January 3, 2025(5)		1,175	1,187,778
Campaign Monitor Finance Pty. Limited
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		682	680,451
CommScope, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		656	661,359
CPI International, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		648	653,778
Cypress Semiconductor Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021		994	1,007,841
DigiCert, Inc.
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.75%), Maturing October 31, 2024		950	967,219
Electrical Components International, Inc.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021		1,329	1,345,904
Electro Rent Corporation
Term Loan, 6.62%, (2 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		1,238	1,249,102
Entegris, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		145	146,308
Exact Merger Sub, LLC
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		599	605,981
EXC Holdings III Corp.
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		475	480,938

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Eze Castle Software, Inc.
Term Loan, 4.64%, (USD LIBOR + 3.00%), Maturing April 6, 2020(4)		2,454	$2,473,657
Flexera Software, LLC
Term Loan, Maturing January 23, 2025(5)		225	227,297
Go Daddy Operating Company, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		5,268	5,312,808
GTCR Valor Companies, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023		748	756,208
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing June 20, 2023	EUR	499	621,932
Hyland Software, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		2,826	2,856,821
Infoblox, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		2,015	2,040,222
Infor (US), Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		5,937	5,974,473
Informatica Corporation
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		3,863	3,888,461
Term Loan, Maturing August 5, 2022(5)	EUR	300	375,072
Lattice Semiconductor Corporation
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		504	510,945
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,202	1,207,109
MA FinanceCo., LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021		2,839	2,841,668
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		484	485,633
Microsemi Corporation
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2023		494	497,812
MTS Systems Corporation
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		1,232	1,242,573
Ping Identity Corporation
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing January 22, 2025		350	353,500
Renaissance Learning, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021		2,147	2,164,646
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022		225	226,266
Rocket Software, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023		1,160	1,175,977
Seattle Spinco, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		3,266	3,279,599
SGS Cayman L.P.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		196	187,060
SkillSoft Corporation
Term Loan, 6.32%, (USD LIBOR + 4.75%), Maturing April 28, 2021(4)		4,762	4,670,746
SS&C Technologies, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		22	22,116
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		1,415	1,425,037
SurveyMonkey, Inc.
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		1,418	1,428,509
Sutherland Global Services, Inc.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		844	803,600
Switch, Ltd.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		249	250,833

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Syncsort Incorporated
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024		2,469	$2,469,583
Tibco Software, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		497	499,788
Uber Technologies
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023		4,176	4,214,005
Veritas Bermuda Ltd.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023		2,189	2,203,987
VF Holding Corp.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023		2,767	2,795,347
Wall Street Systems Delaware, Inc.
Term Loan, 4.65%, (2 mo. EURIBOR + 3.00%, Floor 1.65%), Maturing November 21, 2024	EUR	575	717,014
Term Loan, 4.65%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		750	752,968
Western Digital Corporation
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023		1,950	1,966,894

			$81,706,446

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022		4,080	$4,078,407

			$4,078,407

Financial Intermediaries — 5.1%
Armor Holding II, LLC
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020		1,936	$1,946,179
Term Loan - Second Lien, 10.70%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020		1,525	1,532,625
Citco Funding, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022		2,523	2,548,333
Clipper Acquisitions Corp.
Term Loan, 3.62%, (2 mo. USD LIBOR + 2.00%), Maturing December 11, 2024		1,175	1,179,040
Donnelley Financial Solutions, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		267	269,814
EIG Management Company, LLC
Term Loan, Maturing January 30, 2025(5)		250	249,063
FinCo I, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing December 27, 2022		1,147	1,163,219
Focus Financial Partners, LLC
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 3, 2024		1,097	1,107,880
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022		1,893	1,918,789
Greenhill & Co., Inc.
Term Loan, 5.29%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)		1,000	1,006,250
Guggenheim Partners, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		1,135	1,143,756
Harbourvest Partners, LLC
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.50%), Maturing February 4, 2021		550	551,801
LPL Holdings, Inc.
Term Loan, 3.81%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)		1,368	1,377,540
MIP Delaware, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		99	99,256
NXT Capital, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022		2,575	2,623,274

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ocwen Financial Corporation
Term Loan, 6.56%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		356	$358,345
Quality Care Properties, Inc.
Term Loan, 6.82%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022		2,574	2,602,957
Sesac Holdco II, LLC
Term Loan, 4.81%, (USD LIBOR + 3.25%), Maturing February 23, 2024(4)		546	548,263
Virtus Investment Partners, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 1, 2024		498	503,719
Walker & Dunlop, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		2,103	2,131,516
Walter Investment Management Corp.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020		3,765	3,753,421

			$28,615,040

Food Products — 4.4%
Alphabet Holding Company, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,369	$2,344,780
American Seafoods Group, LLC
Term Loan, 4.76%, (USD LIBOR + 3.25%), Maturing August 21, 2023(4)		316	317,098
Badger Buyer Corp.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing September 26, 2024		349	353,489
Blue Buffalo Company Ltd.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024		995	1,003,706
Del Monte Foods, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		1,167	991,704
Term Loan - Second Lien, 9.06%, (6 mo. USD LIBOR + 7.25%), Maturing August 18, 2021		1,500	925,000
Dole Food Company, Inc.
Term Loan, 4.32%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		1,703	1,711,955
Froneri International PLC
Term Loan, 2.63%, (1 mo. EURIBOR + 3.00%), Maturing January 22, 2025	EUR	1,250	1,559,050
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	1,425	1,784,321
High Liner Foods Incorporated
Term Loan, 4.93%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		759	766,715
HLF Financing S.a.r.l.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		1,439	1,450,613
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	277	347,713
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		1,882	1,891,618
JBS USA, LLC
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		6,253	6,224,419
Nomad Foods Europe Midco Limited
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		600	603,375
Pinnacle Foods Finance, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024		792	800,085
Post Holdings, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024		1,642	1,652,267

			$24,727,908

Food Service — 2.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.87%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)		5,461	$5,494,971

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aramark Services, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025		900	$908,438
Arby’s Restaurant Group, Inc.
Term Loan, Maturing February 5, 2025(5)		825	835,441
NPC International, Inc.
Term Loan, 5.15%, (2 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		871	880,420
Pizza Hut Holdings, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023		963	972,237
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		263	265,251
TKC Holdings, Inc.
Term Loan, 6.03%, (USD LIBOR + 4.25%), Maturing February 1, 2023(4)		1,017	1,030,823
Welbilt, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		1,417	1,431,704

			$11,819,285

Food/Drug Retailers — 1.5%
Albertsons, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		1,226	$1,221,019
Term Loan, 4.67%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		1,485	1,478,756
Term Loan, 4.46%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		3,719	3,698,710
Diplomat Pharmacy, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing December 12, 2024		575	580,750
Holland & Barrett International
Term Loan, 5.77%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	400	559,954
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	400	493,477
Supervalu, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		233	230,582
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		388	384,303

			$8,647,551

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023		1,037	$1,055,020

			$1,055,020

Health Care — 14.2%
Acadia Healthcare Company, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 11, 2022		239	$240,798
ADMI Corp.
Term Loan, 5.43%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022		317	320,836
Akorn, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021		1,836	1,842,757
Alliance Healthcare Services, Inc.
Term Loan, 6.17%, (USD LIBOR + 4.50%), Maturing October 24, 2023(4)		800	802,000
Term Loan - Second Lien, 11.67%, (USD LIBOR + 10.00%), Maturing April 24, 2024(4)		475	479,750
Ardent Legacy Acquisitions, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 4, 2021		1,004	1,006,859
Argon Medical Devices, Inc.
Term Loan, Maturing October 27, 2024(5)		775	784,688
Auris Luxembourg III S.a.r.l.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		754	762,215

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Avantor, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024	1,225	$1,242,800
Beaver-Visitec International, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023	790	793,950
BioClinica, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	1,462	1,432,990
Carestream Dental Equipment, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	1,372	1,374,706
CeramTec Acquisition Corporation
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	32	32,042
Certara L.P.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing August 3, 2024	998	1,006,228
CHG Healthcare Services, Inc.
Term Loan, 4.77%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)	2,512	2,542,839
Community Health Systems, Inc.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019	1,869	1,848,832
Term Loan, 4.48%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021	2,001	1,965,692
Concentra, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing June 1, 2022	477	482,830
Term Loan, Maturing June 1, 2022(5)	300	303,750
Convatec, Inc.
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	569	572,985
CPI Holdco, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	670	677,267
CryoLife, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024	500	506,719
Davis Vision Incorporated
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2024	475	482,125
DaVita HealthCare Partners, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	3,112	3,155,695
DJO Finance, LLC
Term Loan, 4.88%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)	2,096	2,076,598
Envision Healthcare Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	7,032	7,068,895
Equian, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing May 20, 2024	398	402,229
Faenza Acquisition GmbH
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	76	76,424
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	249	249,571
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	2,074	2,089,382
GHX Ultimate Parent Corporation
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024	647	649,175
Greatbatch Ltd.
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022	2,213	2,236,130
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.72%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	3,375	3,399,387
INC Research, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	460	462,745

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Indivior Finance S.a.r.l.
Term Loan, 6.11%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	1,550	$1,564,046
Kindred Healthcare, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	1,448	1,456,569
Kinetic Concepts, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	2,662	2,670,219
KUEHG Corp.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	3,006	3,034,125
Term Loan - Second Lien, 9.94%, (1 week USD LIBOR + 8.25%), Maturing August 18, 2025	400	406,000
Medical Depot Holdings, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	707	667,555
Medical Solutions, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing June 9, 2024	448	453,347
MMM Holdings, Inc.
Term Loan, 10.32%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	412	399,270
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	3,493	3,520,375
MSO of Puerto Rico, Inc.
Term Loan, 10.32%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	299	290,267
National Mentor Holdings, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	998	1,011,046
Navicure, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	625	628,906
New Millennium Holdco, Inc.
Term Loan, 8.07%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	496	187,069
Opal Acquisition, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	3,002	2,906,622
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	3,312	3,340,695
Parexel International Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	2,594	2,614,572
Press Ganey Holdings, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 21, 2023	743	751,472
Quintiles IMS Incorporated
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	1,095	1,103,018
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	923	929,320
RadNet, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	1,531	1,552,747
Select Medical Corporation
Term Loan, 5.21%, (USD LIBOR + 3.50%), Maturing March 1, 2021(4)	1,613	1,629,424
Sotera Health Holdings, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	834	837,183
Surgery Center Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	998	990,330
Team Health Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,010	1,955,799
Tecomet, Inc.
Term Loan, 4.89%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	771	781,487
U.S. Anesthesia Partners, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	1,145	1,146,556

		$80,199,908

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Home Furnishings — 1.0%
Bright Bidco B.V.
Term Loan, 6.17%, (USD LIBOR + 4.50%), Maturing June 30, 2024(4)		1,368	$1,384,372
Serta Simmons Bedding, LLC
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		4,406	4,312,275

			$5,696,647

Industrial Equipment — 5.2%
Apex Tool Group, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020		2,417	$2,425,721
Clark Equipment Company
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing May 18, 2024		2,043	2,064,080
Coherent Holding GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	782	986,566
Delachaux S.A.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		411	415,451
Dragon Merger Sub, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		848	857,944
Term Loan, Maturing July 31, 2024(5)	EUR	30	37,380
Term Loan, Maturing July 31, 2024(5)	EUR	75	93,450
DXP Enterprises, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 29, 2023		499	503,738
Engineered Machinery Holdings, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		250	250,547
EWT Holdings III Corp.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		1,480	1,498,986
Filtration Group Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2020		593	600,753
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	384	478,142
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		1,297	1,305,035
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	868	1,085,904
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		4,217	4,256,946
Hayward Industries, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		449	452,803
Husky Injection Molding Systems Ltd.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021		2,488	2,506,784
Milacron, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing September 28, 2023		2,772	2,790,190
Paladin Brands Holding, Inc.
Term Loan, 7.19%, (1 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		963	979,662
Rexnord, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		1,897	1,913,361
Robertshaw US Holding Corp.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024		449	451,681
Signode Industrial Group US, Inc.
Term Loan, 4.38%, (USD LIBOR + 2.75%), Maturing May 4, 2021(4)		893	898,708
Tank Holding Corp.
Term Loan, 5.93%, (USD LIBOR + 4.25%), Maturing March 16, 2022(4)		1,054	1,065,019

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Thermon Industries, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		375	$378,281
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	900	1,128,968

			$29,426,100

Insurance — 4.5%
Alliant Holdings I, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022		2,345	$2,364,844
AmWINS Group, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		2,153	2,168,952
Asurion, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		4,842	4,886,050
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,154	2,172,254
Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025		1,575	1,628,813
Cunningham Lindsey U.S., Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019		738	738,309
Term Loan - Second Lien, 9.69%, (3 mo. USD LIBOR + 8.00%), Maturing June 10, 2020		1,000	998,750
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	500	614,257
Hub International Limited
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020		3,774	3,804,545
NFP Corp.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		2,065	2,085,868
Sedgwick Claims Management Services, Inc.
Term Loan, Maturing February 26, 2021(5)		1,075	1,081,181
USI, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		2,818	2,834,963

			$25,378,786

Leisure Goods/Activities/Movies — 5.5%
AMC Entertainment, Inc.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		2,126	$2,136,102
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		545	546,882
Ancestry.com Operations, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		2,882	2,900,412
Bombardier Recreational Products, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023		4,334	4,386,851
Bright Horizons Family Solutions, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2023		1,406	1,414,852
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		1,211	1,213,595
ClubCorp Club Operations, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 18, 2024		1,738	1,753,139
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		1,538	1,548,770
Emerald Expositions Holding, Inc.
Term Loan, 4.42%, (3 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,144	1,155,335
Etraveli Holding AB
Term Loan, Maturing November 24, 2024(5)	EUR	775	946,164

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Lindblad Expeditions, Inc.
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	195	$197,261
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	1,514	1,528,773
Live Nation Entertainment, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	2,463	2,489,671
Match Group, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	503	506,898
Sabre GLBL, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	951	958,899
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	1,707	1,707,331
SRAM, LLC
Term Loan, 4.82%, (USD LIBOR + 3.25%), Maturing March 15, 2024(4)	1,853	1,857,370
Steinway Musical Instruments, Inc.
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.75%), Maturing September 19, 2019	1,834	1,835,989
UFC Holdings, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	1,407	1,417,364
WMG Acquisition Corp.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing November 1, 2023	788	793,410

		$31,295,068

Lodging and Casinos — 5.2%
Amaya Holdings B.V.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	4,261	$4,300,489
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022	903	911,629
Aristocrat Leisure Limited
Term Loan, 3.74%, (3 mo. USD LIBOR + 2.00%), Maturing October 19, 2024	1,175	1,184,730
Boyd Gaming Corporation
Term Loan, 3.97%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	946	953,387
CityCenter Holdings, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	1,965	1,982,626
Cyan Blue Holdco 3 Limited
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 23, 2024	274	276,361
Eldorado Resorts, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024	808	810,478
ESH Hospitality, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023	1,284	1,295,542
Four Seasons Hotels Limited
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023	916	925,251
Gateway Casinos & Entertainment Limited
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023	398	404,468
Golden Nugget, Inc.
Term Loan, 4.88%, (USD LIBOR + 3.25%), Maturing October 4, 2023(4)	4,290	4,345,771
Hanjin International Corp.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.50%), Maturing September 20, 2020	500	503,906
Hilton Worldwide Finance, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	4,215	4,251,878
La Quinta Intermediate Holdings, LLC
Term Loan, 4.47%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021	762	766,515
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023	1,891	1,907,523

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Playa Resorts Holding B.V.
Term Loan, 5.00%, (USD LIBOR + 3.25%), Maturing April 5, 2024(4)		2,167	$2,184,537
Tropicana Entertainment, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020		173	174,009
VICI Properties 1, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing December 20, 2024		2,225	2,245,087

			$29,424,187

Nonferrous Metals/Minerals — 1.5%
Dynacast International, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,203	$1,222,513
Fairmount Santrol, Inc.
Term Loan, 7.69%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022		1,750	1,775,520
Global Brass & Copper, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023		815	822,834
Murray Energy Corporation
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020		1,898	1,728,093
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(6)		61	36,443
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(7)		946	103,060
Oxbow Carbon, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 14, 2022		650	658,938
Term Loan - Second Lien, 9.07%, (1 mo. USD LIBOR + 7.50%), Maturing December 14, 2023		725	735,875
Rain Carbon GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing December 31, 2024	EUR	925	1,150,946
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(6)		641	392,469

			$8,626,691

Oil and Gas — 4.2%
Ameriforge Group, Inc.
Term Loan, 10.69%, (3 mo. USD LIBOR + 9.00% (9.69% Cash, 1.00% PIK)), Maturing June 8, 2022		736	$794,514
BCP Raptor, LLC
Term Loan, 5.73%, (3 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		697	703,320
Bronco Midstream Funding, LLC
Term Loan, 5.44%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020		1,582	1,607,777
CITGO Holding, Inc.
Term Loan, 10.19%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018		641	643,565
CITGO Petroleum Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		943	943,312
Crestwood Holdings, LLC
Term Loan, 9.44%, (3 mo. USD LIBOR + 8.00%), Maturing June 19, 2019		1,645	1,654,345
Fieldwood Energy, LLC
Term Loan, 0.00%, Maturing September 30, 2020(7)		727	472,487
Term Loan, 4.57%, (3 mo. USD LIBOR + 2.88%), Maturing September 28, 2018		1,027	1,014,162
Term Loan, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020		1,350	1,292,625
Term Loan - Second Lien, 0.00%, Maturing September 30, 2020(7)		973	153,263
Green Plains Renewable Energy, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023		998	1,008,722

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Medallion Midland Acquisition, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024		600	$605,625
MEG Energy Corp.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		6,795	6,834,316
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(7)		7	0
Term Loan, 7.73%, (3 mo. USD LIBOR + 6.00% (1.00% Cash, 6.73% PIK)), Maturing July 18, 2022		54	45,446
PSC Industrial Holdings Corp.
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024		700	703,500
Term Loan - Second Lien, 10.06%, (1 mo. USD LIBOR + 8.50%), Maturing October 3, 2025		375	369,375
Seadrill Partners Finco, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021		1,453	1,271,647
Sheridan Investment Partners II L.P.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		34	30,360
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		93	81,405
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		665	585,195
Sheridan Production Partners I, LLC
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		113	97,166
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		185	159,078
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		1,399	1,200,518
Ultra Resources, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing April 12, 2024		1,450	1,453,173

			$23,724,896

Packaging & Containers — 0.2%
Crown Holdings, Inc.
Term Loan, Maturing January 3, 2025(5)		625	$633,091
Term Loan, Maturing January 18, 2025(5)	EUR	575	723,485

			$1,356,576

Publishing — 1.8%
Ascend Learning, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		1,097	$1,103,766
Getty Images, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019		3,860	3,669,515
Harland Clarke Holdings Corp.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		834	846,217
LSC Communications, Inc.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		1,042	1,048,828
Merrill Communications, LLC
Term Loan, 7.02%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022		525	531,558
Multi Color Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024		325	327,234
Prometric Holdings, Inc.
Term Loan, 4.77%, (3 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		300	303,563
ProQuest, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021		1,629	1,652,167
Tweddle Group, Inc.
Term Loan, 7.77%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022		760	748,600

			$10,231,448

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Radio and Television — 4.6%
ALM Media Holdings, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	390	$341,660
CBS Radio, Inc.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	1,513	1,523,608
Cumulus Media Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	3,950	3,412,006
E.W. Scripps Company (The)
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 2, 2024	374	377,102
Entravision Communications Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	1,072	1,079,685
Gray Television, Inc.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	223	224,745
Hubbard Radio, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	490	494,389
iHeartCommunications, Inc.
Term Loan, 8.44%, (3 mo. USD LIBOR + 6.75%), Maturing January 30, 2019	2,132	1,633,500
Term Loan, 9.19%, (3 mo. USD LIBOR + 7.50%), Maturing July 30, 2019	364	278,771
Mission Broadcasting, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	312	313,895
Nexstar Broadcasting, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,476	2,492,728
Radio Systems Corporation
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing May 2, 2024	423	425,518
Raycom TV Broadcasting, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	1,072	1,075,664
Sinclair Television Group, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	476	479,506
Term Loan, Maturing December 12, 2024(5)	2,925	2,954,835
Univision Communications, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	8,653	8,670,947

		$25,778,559

Retailers (Except Food and Drug) — 6.3%
Ascena Retail Group, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	2,161	$1,937,978
Bass Pro Group, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,297	1,303,072
BJ’s Wholesale Club, Inc.
Term Loan, 4.95%, (2 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	970	970,731
CDW, LLC
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	4,742	4,779,957
Coinamatic Canada, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	44	43,973
David’s Bridal, Inc.
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	2,012	1,805,608
Evergreen Acqco 1 L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	2,115	2,036,191
Global Appliance, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	948	967,146
Go Wireless, Inc.
Term Loan, 8.16%, (3 mo. USD LIBOR + 6.50%), Maturing December 20, 2024	725	727,719

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Harbor Freight Tools USA, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	449	$451,520
J. Crew Group, Inc.
Term Loan, 4.63%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	2,883	1,793,643
LSF9 Atlantis Holdings, LLC
Term Loan, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	988	995,112
Men’s Wearhouse, Inc. (The)
Term Loan, 5.09%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	1,390	1,398,873
Michaels Stores, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	1,749	1,763,015
Neiman Marcus Group Ltd., LLC
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	2,112	1,810,553
Party City Holdings, Inc.
Term Loan, 4.72%, (3 mo. USD LIBOR + 3.00%), Maturing August 19, 2022	2,440	2,457,407
PetSmart, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	3,925	3,211,125
PFS Holding Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,160	1,533,846
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	507	481,294
Rent-A-Center, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	108	107,712
Staples, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	600	598,265
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019	2,417	2,135,853
Vivid Seats Ltd.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2024	2,017	2,020,520

		$35,331,113

Steel — 0.7%
Atkore International, Inc.
Term Loan, Maturing December 22, 2023(5)	1,375	$1,385,312
Neenah Foundry Company
Term Loan, 8.11%, (USD LIBOR + 6.50%), Maturing December 13, 2022(4)	800	796,000
Phoenix Services International, LLC
Term Loan, Maturing January 26, 2025(5)	850	845,750
Zekelman Industries, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	664	670,160

		$3,697,222

Surface Transport — 0.7%
Agro Merchants NAI Holdings, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	375	$379,688
Hertz Corporation (The)
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	1,007	1,008,881
Kenan Advantage Group, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	109	109,755
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	359	360,915
PODS, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024	623	630,451
Stena International S.a.r.l.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	1,516	1,445,825

		$3,935,515

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Telecommunications — 6.1%
CenturyLink, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		5,100	$5,033,063
Colorado Buyer, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,621	1,634,652
Consolidated Communications, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		1,043	1,030,958
Digicel International Finance Limited
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		1,496	1,507,783
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	1,900	2,369,817
Epicor Software
Term Loan, Maturing June 1, 2022(5)		225	226,828
Frontier Communications Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		1,891	1,858,598
Gamma Infrastructure III B.V.
Term Loan, Maturing January 9, 2025(5)	EUR	750	929,805
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		2,097	2,136,274
Intelsat Jackson Holdings S.A.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 14, 2024		1,700	1,725,235
IPC Corp.
Term Loan, 6.28%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		2,115	2,104,612
Mitel Networks Corporation
Term Loan, 5.40%, (2 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		449	454,954
Onvoy, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		1,712	1,540,856
Sprint Communications, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		3,424	3,436,431
Syniverse Holdings, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019		1,733	1,726,883
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019		1,940	1,933,042
Telesat Canada
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2023		4,789	4,823,420

			$34,473,211

Utilities — 2.6%
Calpine Construction Finance Company L.P.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		891	$896,781
Calpine Corporation
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		3,096	3,114,542
Dayton Power & Light Company (The)
Term Loan, 3.58%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		545	547,392
Granite Acquisition, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		109	110,133
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		2,395	2,430,965
Invenergy Thermal Operating I, LLC
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022		956	908,505
Lightstone Generation, LLC
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024		91	92,087
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024		1,438	1,450,254
Lonestar Generation, LLC
Term Loan, 6.01%, (3 mo. USD LIBOR + 4.25%), Maturing February 22, 2021		1,285	1,277,399

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Longview Power, LLC
Term Loan, 7.78%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	2,706	$2,205,085
Talen Energy Supply, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	1,094	1,105,602
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	718	725,121

		$14,863,866

Total Senior Floating-Rate Loans (identified cost $786,352,535)		$784,808,432

Corporate Bonds & Notes — 5.7%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.0%(8)
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(9)	10	$10,763
Orbital ATK, Inc.
5.25%, 10/1/21	45	46,237
TransDigm, Inc.
6.00%, 7/15/22	85	87,444
6.50%, 7/15/24	80	82,500

		$226,944

Automotive — 0.0%(8)
General Motors Financial Co., Inc.
3.25%, 5/15/18	10	$10,036

		$10,036

Brokerage/Securities Dealers/Investment Houses — 0.0%(8)
Alliance Data Systems Corp.
6.375%, 4/1/20(9)	30	$30,300

		$30,300

Building and Development — 0.1%
HD Supply, Inc.
5.75%, 4/15/24(9)	15	$16,088
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	55	54,587
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	120	126,300
Standard Industries, Inc.
6.00%, 10/15/25(9)	50	53,375
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	45	45,844
5.875%, 6/15/24	60	63,858
USG Corp.
5.50%, 3/1/25(9)	5	5,281
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23	18	19,862

		$385,195

Security	Principal Amount* (000’s omitted)	Value
Business Equipment and Services — 0.1%
First Data Corp.
7.00%, 12/1/23(9)	155	$163,623
5.00%, 1/15/24(9)	20	20,600
FTI Consulting, Inc.
6.00%, 11/15/22	40	41,250
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	45	49,050

		$274,523

Cable and Satellite Television — 0.2%
Cablevision Systems Corp.
5.875%, 9/15/22	15	$15,188
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	155	158,972
5.75%, 1/15/24	10	10,325
5.375%, 5/1/25(9)	95	96,662
5.75%, 2/15/26(9)	45	46,688
CSC Holdings, LLC
5.25%, 6/1/24	10	9,775
DISH DBS Corp.
6.75%, 6/1/21	120	126,000
5.875%, 7/15/22	30	29,963
5.875%, 11/15/24	5	4,759
Virgin Media Secured Finance PLC
5.50%, 1/15/25(9)	550	562,897

		$1,061,229

Chemicals and Plastics — 0.6%
Avantor, Inc.
6.00%, 10/1/24(9)	1,375	$1,390,469
Hexion, Inc.
6.625%, 4/15/20	1,900	1,738,500
Platform Specialty Products Corp.
6.50%, 2/1/22(9)	45	46,532
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23	15	15,900
Tronox Finance, LLC
7.50%, 3/15/22(9)	20	20,800
W.R. Grace & Co.
5.125%, 10/1/21(9)	30	31,500
5.625%, 10/1/24(9)	10	10,813

		$3,254,514

Conglomerates — 0.0%(8)
Spectrum Brands, Inc.
6.625%, 11/15/22	30	$31,163
5.75%, 7/15/25	70	74,025

		$105,188

Consumer Products — 0.0%(8)
Central Garden & Pet Co.
6.125%, 11/15/23	25	$26,531

		$26,531

Security	Principal Amount* (000’s omitted)	Value
Containers and Glass Products — 0.9%
Berry Global, Inc.
6.00%, 10/15/22	25	$26,157
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(9)	35	37,253
6.375%, 8/15/25(9)	15	16,603
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	3,755	3,821,010
5.222%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)	950	969,000

		$4,870,023

Distribution & Wholesale — 0.0%(8)
American Tire Distributors, Inc.
10.25%, 3/1/22(9)	50	$52,000

		$52,000

Drugs — 0.7%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)	105	$108,937
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/21(9)	50	50,313
5.625%, 12/1/21(9)	30	29,027
6.50%, 3/15/22(9)	807	847,592
7.00%, 3/15/24(9)	1,049	1,118,171
5.50%, 11/1/25(9)	1,725	1,749,581

		$3,903,621

Ecological Services and Equipment — 0.0%(8)
Clean Harbors, Inc.
5.125%, 6/1/21	25	$25,315
Covanta Holding Corp.
5.875%, 3/1/24	25	25,437

		$50,752

Electric Utilities — 0.0%(8)
NRG Yield Operating, LLC
5.375%, 8/15/24	20	$20,286
5.00%, 9/15/26	30	30,300

		$50,586

Electronics/Electrical — 0.3%
Anixter, Inc.
5.50%, 3/1/23	45	$48,094
Infor (US), Inc.
5.75%, 8/15/20(9)	20	20,554
6.50%, 5/15/22	50	51,812
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	65	68,494
Western Digital Corp.
7.375%, 4/1/23(9)	1,425	1,555,031

		$1,743,985

Equipment Leasing — 0.1%
International Lease Finance Corp.
7.125%, 9/1/18(9)	350	$359,307

		$359,307

Security	Principal Amount* (000’s omitted)		Value
Financial Intermediaries — 0.0%(8)
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22(9)		40	$41,300
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(11)(12)		80	89,500
Navient Corp.
5.50%, 1/15/19		115	117,183
5.00%, 10/26/20		25	25,507

			$273,490

Financial Services — 0.0%(8)
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(9)		10	$11,263

			$11,263

Food Products — 0.1%
Dean Foods Co.
6.50%, 3/15/23(9)		30	$29,775
Iceland Bondco PLC
4.772%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	371	524,927
Post Holdings, Inc.
8.00%, 7/15/25(9)		15	16,856

			$571,558

Food Service — 0.0%(8)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(9)		65	$66,544
Yum! Brands, Inc.
5.30%, 9/15/19		10	10,337
3.875%, 11/1/23		5	5,019

			$81,900

Health Care — 1.0%
Centene Corp.
4.75%, 5/15/22		20	$20,900
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		1,500	1,395,000
Envision Healthcare Corp.
5.625%, 7/15/22		25	25,563
6.25%, 12/1/24(9)		20	21,275
HCA Healthcare, Inc.
6.25%, 2/15/21		85	90,844
HCA, Inc.
6.50%, 2/15/20		15	16,031
4.75%, 5/1/23		1,050	1,093,575
5.875%, 2/15/26		25	26,219
Hologic, Inc.
5.25%, 7/15/22(9)		40	41,549
4.375%, 10/15/25(9)		30	30,075
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(9)		27	29,430

Security	Principal Amount* (000’s omitted)	Value
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)	1,750	$1,846,250
Teleflex, Inc.
5.25%, 6/15/24	20	20,800
Tenet Healthcare Corp.
6.00%, 10/1/20	55	57,853
4.375%, 10/1/21	600	603,000
8.125%, 4/1/22	70	72,494
6.75%, 6/15/23	5	4,950

		$5,395,808

Home Furnishings — 0.0%(8)
Tempur Sealy International, Inc.
5.625%, 10/15/23	15	$15,525

		$15,525

Insurance — 0.0%(8)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(9)	40	$42,300
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, (8.125% cash or 8.875% PIK), 7/15/19(9)(13)	45	45,056
Hub International, Ltd.
7.875%, 10/1/21(9)	60	62,475

		$149,831

Internet Software & Services — 0.0%(8)
Netflix, Inc.
5.50%, 2/15/22	45	$47,812
5.875%, 2/15/25	55	59,003
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	40	38,450

		$145,265

Leisure Goods/Activities/Movies — 0.2%
National CineMedia, LLC
6.00%, 4/15/22	790	$804,812
Regal Entertainment Group
5.75%, 3/15/22	30	30,975
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18	50	50,234
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	25	25,507
5.25%, 11/15/23(9)	40	40,552
Viking Cruises, Ltd.
6.25%, 5/15/25(9)	40	41,600

		$993,680

Lodging and Casinos — 0.1%
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	30	$30,300
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	77,886
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	10	10,700

Security	Principal Amount* (000’s omitted)	Value
MGM Resorts International
6.625%, 12/15/21	90	$98,297
7.75%, 3/15/22	30	34,238
6.00%, 3/15/23	55	59,537
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,900
Tunica-Biloxi Gaming Authority
3.78%, 12/15/20(9)	411	112,889

		$454,747

Nonferrous Metals/Minerals — 0.0%(8)
Eldorado Gold Corp.
6.125%, 12/15/20(9)	120	$118,200
Imperial Metals Corp.
7.00%, 3/15/19(9)	25	23,875
New Gold, Inc.
6.25%, 11/15/22(9)	70	71,925

		$214,000

Oil and Gas — 0.3%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp.
6.25%, 10/15/22	13	$13,689
Antero Resources Corp.
5.375%, 11/1/21	100	102,750
5.625%, 6/1/23	20	20,800
Canbriam Energy, Inc.
9.75%, 11/15/19(9)	25	25,500
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	700	706,563
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	125	129,375
Energy Transfer Equity, L.P.
5.875%, 1/15/24	50	54,250
Gulfport Energy Corp.
6.625%, 5/1/23	35	36,225
Matador Resources Co.
6.875%, 4/15/23	40	42,200
Newfield Exploration Co.
5.625%, 7/1/24	120	129,000
Parsley Energy, LLC/Parsley Finance Corp.
5.25%, 8/15/25(9)	10	10,150
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	45	47,025
RSP Permian, Inc.
6.625%, 10/1/22	80	84,200
Seven Generations Energy, Ltd.
6.75%, 5/1/23(9)	60	63,675
6.875%, 6/30/23(9)	25	26,750
SM Energy Co.
6.50%, 1/1/23	80	82,000
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,156

		$1,579,308

Security	Principal Amount* (000’s omitted)	Value
Publishing — 0.0%(8)
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, (8.50% cash or 9.25% PIK), 8/1/19(9)(13)	9	$9,011
Tribune Media Co.
5.875%, 7/15/22	35	36,182

		$45,193

Radio and Television — 0.2%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$51,500
Series B, 6.50%, 11/15/22	90	93,102
iHeartCommunications, Inc.
9.00%, 12/15/19	953	738,575
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	35	35,963
Sirius XM Radio, Inc.
6.00%, 7/15/24(9)	85	89,037
Univision Communications, Inc.
6.75%, 9/15/22(9)	241	250,640

		$1,258,817

Retailers (Except Food and Drug) — 0.2%
Dollar Tree, Inc.
5.25%, 3/1/20	45	$45,717
5.75%, 3/1/23	105	109,725
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)	1,175	825,437
Hot Topic, Inc.
9.25%, 6/15/21(9)	25	24,812
L Brands, Inc.
6.875%, 11/1/35	15	15,413
Michaels Stores, Inc.
5.875%, 12/15/20(9)	45	45,812
Murphy Oil USA, Inc.
6.00%, 8/15/23	135	140,400
Party City Holdings, Inc.
6.125%, 8/15/23(9)	60	61,875
Vista Outdoor, Inc.
5.875%, 10/1/23	25	24,312

		$1,293,503

Road & Rail — 0.0%(8)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	45	$46,631

		$46,631

Software and Services — 0.0%(8)
IHS Markit, Ltd.
5.00%, 11/1/22(9)	60	$63,750
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(9)(13)	65	66,625

		$130,375

Security	Principal Amount* (000’s omitted)		Value
Surface Transport — 0.0%(8)
Hertz Corp. (The)
6.25%, 10/15/22		40	$38,600
XPO Logistics, Inc.
6.50%, 6/15/22(9)		75	78,356

			$116,956

Telecommunications — 0.4%
CenturyLink, Inc.
6.75%, 12/1/23		40	$39,062
CommScope Technologies, LLC
6.00%, 6/15/25(9)		45	47,574
5.00%, 3/15/27(9)		5	4,994
Frontier Communications Corp.
6.25%, 9/15/21		15	12,338
10.50%, 9/15/22		15	12,412
7.625%, 4/15/24		30	19,950
6.875%, 1/15/25		45	28,350
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20		120	105,750
7.50%, 4/1/21		5	4,281
5.50%, 8/1/23		35	27,562
Level 3 Financing, Inc.
5.375%, 1/15/24		25	24,937
Sprint Communications, Inc.
7.00%, 8/15/20		490	518,382
6.00%, 11/15/22		5	5,000
Sprint Corp.
7.25%, 9/15/21		225	239,672
7.875%, 9/15/23		260	275,275
7.625%, 2/15/25		35	36,400
T-Mobile USA, Inc.
6.375%, 3/1/25		35	37,319
6.50%, 1/15/26		110	119,487
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(10)	EUR	575	679,996

			$2,238,741

Utilities — 0.2%
AES Corp. (The)
5.50%, 3/15/24		25	$25,882
Calpine Corp.
5.25%, 6/1/26(9)		1,050	1,034,250
Dynegy, Inc.
7.375%, 11/1/22		20	21,178
7.625%, 11/1/24		35	37,989
8.125%, 1/30/26(9)		25	27,664

			$1,146,963

Total Corporate Bonds & Notes (identified cost $32,871,780)			$32,568,288

Asset-Backed Securities — 4.8%

Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 7.072%, (3 mo. USD LIBOR + 5.35%), 7/15/27(9)(10)	$1,000	$1,006,624
Apidos CLO XVII
Series 2014-17A, Class C, 5.031%, (3 mo. USD LIBOR + 3.30%), 4/17/26(9)(10)	1,000	1,003,023
Apidos CLO XXI
Series 2015-21A, Class D, 7.284%, (3 mo. USD LIBOR + 5.55%), 7/18/27(9)(10)	1,000	1,008,774
Ares CLO, Ltd.
Series 2014-32A, Class D, 7.116%, (3 mo. USD LIBOR + 5.70%), 11/15/25(9)(10)	2,000	2,001,445
Series 2015-2A, Class E2, 6.96%, (3 mo. USD LIBOR + 5.20%), 7/29/26(9)(10)	1,000	1,003,710
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.82%, (3 mo. USD LIBOR + 5.10%), 7/15/26(9)(10)	500	499,301
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 9.172%, (3 mo. USD LIBOR + 7.45%), 10/14/28(9)(10)	1,200	1,231,427
Series 2014-4A, Class E, 6.922%, (3 mo. USD LIBOR + 5.20%), 10/15/26(9)(10)	2,000	2,015,537
Series 2015-5A, Class D, 7.845%, (3 mo. USD LIBOR + 6.10%), 1/20/28(9)(10)	500	511,804
Cent CLO, L.P.
Series 2014-22A, Class D, 6.692%, (3 mo. USD LIBOR + 5.30%), 11/7/26(9)(10)	1,000	1,000,210
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 6.745%, (3 mo. USD LIBOR + 5.00%), 7/20/26(9)(10)	1,975	1,976,979
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 7.366%, (3 mo. USD LIBOR + 5.95%), 8/15/28(9)(10)	1,000	1,000,931
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.963%, (3 mo. USD LIBOR + 5.60%), 1/20/28(9)(10)	1,000	1,008,184
Series 2015-21A, Class ER, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(14)	1,000	1,000,000
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class ER, 7.176%, (3 mo. USD LIBOR + 5.75%), 1/20/31(9)(10)	1,200	1,208,006
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 5.245%, (3 mo. USD LIBOR + 3.50%), 4/20/25(9)(10)	450	452,520
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 8.445%, (3 mo. USD LIBOR + 6.70%), 10/20/28(9)(10)	1,000	1,023,728
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 8.222%, (3 mo. USD LIBOR + 6.50%), 7/15/27(9)(10)	2,000	2,011,345
Palmer Square CLO, Ltd.
Series 2015-2A, Class DR, 8.245%, (3 mo. USD LIBOR + 6.50%), 7/20/30(9)(10)	1,200	1,221,359
Recette CLO, LLC
Series 2015-1A, Class E, 7.445%, (3 mo. USD LIBOR + 5.70%), 10/20/27(9)(10)	1,000	1,013,371
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.202%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(10)	2,000	2,041,830
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 8.945%, (3 mo. USD LIBOR + 7.20%), 7/20/28(9)(10)	1,600	1,677,700

Total Asset-Backed Securities (identified cost $25,331,291)		$26,917,808

Common Stocks — 2.1%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(15)(16)	55	$605,546

		$605,546

Automotive — 0.1%
Dayco Products, LLC(15)(16)	18,702	$589,113

		$589,113

Business Equipment and Services — 0.5%
Education Management Corp.(3)(15)(16)	3,185,850	$0
RCS Capital Corp.(15)(16)	59,826	2,662,257

		$2,662,257

Electronics/Electrical — 0.3%
Answers Corp.(15)(16)	93,678	$1,405,170

		$1,405,170

Health Care — 0.0%(8)
New Millennium Holdco, Inc.(15)(16)	61,354	$16,105

		$16,105

Lodging and Casinos — 0.0%(8)
Caesars Entertainment Corp.(15)(16)	7,203	$100,482

		$100,482

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(15)(16)	707	$0

		$0

Oil and Gas — 0.6%
AFG Holdings, Inc.(15)(16)	57,039	$2,338,599
Nine Point Energy Holdings, Inc.(3)(15)(17)	646	4,768
Paragon Offshore Finance Company, Class A(15)(16)	1,527	1,832
Paragon Offshore Finance Company, Class B(15)(16)	764	26,167
Paragon Offshore, Ltd.(15)(16)	1,527	30,540
Samson Resources II, LLC, Class A(15)(16)	44,102	970,244
Southcross Holdings Group, LLC(3)(15)(16)	59	0
Southcross Holdings L.P., Class A(15)(16)	59	23,600

		$3,395,750

Publishing — 0.5%
ION Media Networks, Inc.(3)(15)(16)	3,990	$2,804,172
MediaNews Group, Inc.(15)(16)	10,718	171,487

		$2,975,659

Total Common Stocks (identified cost $5,066,843)		$11,750,082

Convertible Preferred Stocks — 0.0%(8)

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50% (3)(15)(16)	3,545	$0

		$0

Security	Shares	Value
Oil and Gas — 0.0%(8)
Nine Point Energy Holdings, Inc., Series A, 12.00% (3)(15)(17)	14	$20,551

		$20,551

Total Convertible Preferred Stocks (identified cost $264,194)		$20,551

Closed-End Funds — 2.0%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,421,090
Invesco Senior Income Trust	483,234	2,126,230
Nuveen Credit Strategies Income Fund	365,228	2,958,347
Nuveen Floating Rate Income Fund	148,079	1,642,196
Nuveen Floating Rate Income Opportunity Fund	103,281	1,141,255
Voya Prime Rate Trust	396,676	2,027,014

Total Closed-End Funds (identified cost $12,168,732)		$11,316,132

Miscellaneous — 0.0%

Security	Principal Amount	Value
Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(3)(15)	$25,000	$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(18)	9,766,577	$9,767,553

Total Short-Term Investments (identified cost $9,766,019)		$9,767,553

Total Investments — 155.2% (identified cost $871,821,394)		$877,148,846

Less Unfunded Loan Commitments — (0.0)%(8)		$(280,109)

Net Investments — 155.2% (identified cost $871,541,285)		$876,868,737

Other Assets, Less Liabilities — (38.2)%		$(215,851,989)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (17.0)%		$(95,942,189)

Net Assets Applicable to Common Shares — 100.0%		$565,074,559

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	The stated interest rate represents the weighted average interest rate at January 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after January 31, 2018, at which time the interest rate will be determined.

(6)	Fixed-rate loan.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Amount is less than 0.05% or (0.05%), as applicable.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $44,055,893 or 7.8% of the Trust’s net assets applicable to common shares.

(10)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	When-issued, variable rate security whose interest rate will be determined after January 31, 2018.

(15)	Non-income producing security.

(16)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(17)	Restricted security.

(18)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $45,285.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,760,761	CAD	2,260,534	HSBC Bank USA, N.A.	2/28/18	$—	$(77,648)
USD	5,031,206	EUR	4,224,088	Goldman Sachs International	2/28/18	—	(221,800)
USD	5,002,338	EUR	4,199,904	State Street Bank and Trust Company	2/28/18	—	(220,593)
USD	13,880,934	EUR	11,595,322	Goldman Sachs International	3/29/18	—	(568,208)
USD	12,435,483	EUR	9,974,512	Goldman Sachs International	4/30/18	—	(20,811)
USD	1,083,181	GBP	764,692	State Street Bank and Trust Company	4/30/18	—	(6,298)

						$—	$(1,115,358)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

Restricted Securities

At January 31, 2018, the Trust owned the following securities (representing less than 0.05% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	646	$34,721	$4,768

Total Common Stocks			$34,721	$4,768

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A	5/26/17	14	$14,000	$20,551

Total Convertible Preferred Stocks			$14,000	$20,551

Total Restricted Securities			$48,721	$25,319

At January 31, 2018, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At January 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $1,115,358.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$781,757,913	$2,770,410	$784,528,323
Corporate Bonds & Notes	—	32,568,288	—	32,568,288
Asset-Backed Securities	—	26,917,808	—	26,917,808
Common Stocks	100,482	8,235,114	3,414,486	11,750,082
Convertible Preferred Stocks	—	—	20,551	20,551
Closed-End Funds	11,316,132	—	—	11,316,132
Miscellaneous	—	—	0	0
Short-Term Investments	—	9,767,553	—	9,767,553
Total Investments	$11,416,614	$859,246,676	$6,205,447	$876,868,737

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,115,358)	$—	$(1,115,358)
Total	$—	$(1,115,358)	$—	$(1,115,358)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018